Intangibles (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Net Carrying Amount	$ 1,308	$ 1,391	$ 342
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,566	1,566	376
Accumulated Amortization	258	175	34
Net Carrying Amount	$ 1,308	$ 1,391	$ 342
Weighted Average Remaining Life (in years)	8 years 4 months 2 days	8 years 7 months 2 days	9 years